Proforma Financial Information (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Proforma Financial Information [Abstract]
Revenues	$ 76,666	$ 103,955	$ 149,155
Net Loss Attributable to Common Shareholder	$ (15,551)	$ (27,276)	$ (12,775)
Weighted Average Number of Common Shares Outstanding, Basic and Diluted	1,732,849	1,772,454	1,447,330
Loss Per Common Share - Basic and Diluted	$ (8.97)	$ (15.39)	$ (8.83)